Notes payable represent promissory notes (Parenthetical) (Detail) (USD $)					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Officer and Shareholder	Dec. 31, 2012 Officer and Shareholder	Mar. 31, 2013 President and Ceo Secured By Asset [Member]	Dec. 31, 2012 President and Ceo Secured By Asset [Member]	Mar. 31, 2013 Officer	Dec. 31, 2012 Officer
Notes and Promissory Notes [Line Items]
Interest percentage	6.00%	6.00%	18.50%	18.50%	31.00%	31.00%	7.49%	7.49%
Debt Instrument, Frequency of Periodic Payment					12 blended monthly payments	12 blended monthly payments
Debt Instrument, Periodic Payment, Principal					$ 5,645	$ 5,645	$ 2,691	$ 2,691